Schedule of Investments (unaudited)	iShares® US Small Cap Value Factor ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Moog Inc., Class A	7,499	$595,346

Air Freight & Logistics — 1.2%
Air Transport Services Group Inc.(a)	19,685	565,550
Atlas Air Worldwide Holdings Inc.(a)(b)	7,624	470,477
Hub Group Inc., Class A(a)	8,528	604,976
		1,641,003
Airlines — 0.3%
SkyWest Inc.(a)	22,824	485,010

Auto Components — 0.5%
Standard Motor Products Inc.	15,263	686,682

Automobiles — 0.4%
Winnebago Industries Inc.	12,187	591,801

Banks — 35.5%
1st Source Corp.	14,237	646,360
Allegiance Bancshares Inc.	14,323	540,836
Amerant Bancorp Inc.(b)	20,844	586,133
Ameris Bancorp	14,584	585,985
Associated Banc-Corp.	28,931	528,280
Atlantic Union Bankshares Corp.	17,947	608,762
Banc of California Inc.	34,012	599,291
BancFirst Corp.	7,913	757,353
Bank of NT Butterfield & Son Ltd. (The)	18,352	572,399
BankUnited Inc.	13,908	494,708
Banner Corp.	10,934	614,600
Brookline Bancorp. Inc.	40,453	538,429
Byline Bancorp Inc.	24,680	587,384
Cadence Bank	18,159	426,373
Camden National Corp.	13,998	616,612
Cathay General Bancorp	14,714	576,053
CBTX Inc.	21,241	564,798
Central Pacific Financial Corp.	22,938	492,020
City Holding Co.	4,962	396,365
Columbia Banking System Inc.	19,832	568,187
Community Trust Bancorp. Inc.	15,982	646,312
ConnectOne Bancorp. Inc.	20,571	502,961
Customers Bancorp. Inc.(a)	12,274	416,089
CVB Financial Corp.	27,649	685,972
Dime Community Bancshares Inc.	19,047	564,744
Eagle Bancorp. Inc.	11,226	532,225
Eastern Bankshares Inc.	30,569	564,304
Enterprise Financial Services Corp.	13,918	577,597
First BanCorp./Puerto Rico	48,778	629,724
First Bancshares Inc. (The)	19,562	559,473
First Busey Corp.	25,985	593,757
First Financial Bancorp	27,764	538,622
First Financial Corp./IN	15,214	677,023
First Foundation Inc.	27,108	555,172
First Internet Bancorp	15,310	563,714
First Interstate BancSystem Inc., Class A	17,908	682,474
First Merchants Corp.	15,828	563,793
Fulton Financial Corp.	39,618	572,480
German American Bancorp. Inc.	17,333	592,442
Great Southern Bancorp. Inc.	11,159	653,471
Hancock Whitney Corp.	12,626	559,711
Hanmi Financial Corp.	26,004	583,530
HarborOne Bancorp Inc.	46,966	647,661
Security	Shares	Value

Banks (continued)
Heartland Financial USA Inc.	13,767	$571,881
Heritage Financial Corp./WA	25,537	642,511
Hilltop Holdings Inc.(b)	22,397	597,104
Home BancShares Inc./AR	29,136	605,155
HomeStreet Inc.	13,113	454,628
Hope Bancorp Inc.	39,799	550,818
Horizon Bancorp Inc./IN	35,269	614,386
Independent Bank Corp./MI	29,930	577,050
Independent Bank Group Inc.	9,253	628,371
Lakeland Bancorp. Inc.	39,429	576,452
Meta Financial Group Inc.	11,653	450,621
National Bank Holdings Corp., Class A	15,888	608,034
NBT Bancorp. Inc.	13,605	511,412
Nicolet Bankshares Inc.(a)(b)	7,037	509,057
OceanFirst Financial Corp.	32,759	626,680
OFG Bancorp	24,023	610,184
Old National Bancorp./IN	40,199	594,543
Old Second Bancorp. Inc.	45,380	607,184
Origin Bancorp Inc.	15,570	604,116
Pacific Premier Bancorp. Inc.	18,131	530,150
Park National Corp.	5,011	607,584
Peapack Gladstone Financial Corp.	18,949	562,785
Peoples Bancorp. Inc./OH	21,031	559,425
Premier Financial Corp.	21,710	550,348
QCR Holdings Inc.	11,636	628,228
Renasant Corp.	19,132	551,193
S&T Bancorp. Inc.	21,635	593,448
Sandy Spring Bancorp. Inc.	14,659	572,727
Seacoast Banking Corp. of Florida	18,465	610,084
Simmons First National Corp., Class A	49,015	1,042,059
SouthState Corp.	8,070	622,600
Texas Capital Bancshares Inc.(a)	11,490	604,834
Towne Bank/Portsmouth VA	21,993	597,110
TriCo Bancshares	16,449	750,732
Trustmark Corp.	19,846	579,305
UMB Financial Corp.(b)	6,777	583,500
United Bankshares Inc./WV	18,878	662,051
United Community Banks Inc./GA	18,390	555,194
Univest Financial Corp.	24,606	625,977
Valley National Bancorp	50,573	526,465
Washington Federal Inc.	20,063	602,291
Washington Trust Bancorp. Inc.	12,542	606,657
WesBanco Inc.	19,163	607,659
		50,436,772
Biotechnology — 0.3%
iTeos Therapeutics Inc.(a)	20,462	421,517

Building Products — 1.3%
Insteel Industries Inc.	17,801	599,360
Quanex Building Products Corp.	31,370	713,667
UFP Industries Inc.	8,534	581,507
		1,894,534
Capital Markets — 0.4%
BGC Partners Inc., Class A	149,651	504,324

Chemicals — 1.8%
AdvanSix Inc.	12,888	430,975
American Vanguard Corp.	32,405	724,252
Kronos Worldwide Inc.	42,427	780,657

Schedule of Investments (unaudited) (continued)	iShares® US Small Cap Value Factor ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Minerals Technologies Inc.	9,954	$610,578
		2,546,462
Commercial Services & Supplies — 2.1%
ABM Industries Inc.	14,302	620,993
BrightView Holdings Inc.(a)	48,381	580,572
CoreCivic Inc.(a)	58,949	654,923
Interface Inc.	48,524	608,491
Matthews International Corp., Class A	20,348	583,377
		3,048,356
Communications Equipment — 0.8%
NETGEAR Inc.(a)(b)	26,680	494,114
NetScout Systems Inc.(a)(b)	20,526	694,805
		1,188,919
Construction & Engineering — 0.8%
Argan Inc.	16,222	605,405
Sterling Construction Co Inc(a)	24,570	538,574
		1,143,979
Construction Materials — 0.3%
Summit Materials Inc., Class A(a)	21,200	493,748

Containers & Packaging — 0.4%
Greif Inc., Class A, NVS	10,121	631,348

Distributors — 0.6%
Funko Inc., Class A(a)(b)	38,172	851,999

Diversified Consumer Services — 1.1%
Adtalem Global Education Inc.(a)	22,163	797,203
Stride Inc.(a)	18,125	739,319
		1,536,522
Diversified Financial Services — 0.4%
A-Mark Precious Metals Inc.	17,028	549,153

Diversified Telecommunication Services — 0.4%
EchoStar Corp., Class A(a)	27,053	522,123

Electric Utilities — 0.9%
PNM Resources Inc.	13,813	659,985
Portland General Electric Co.(b)	11,940	577,060
		1,237,045
Electrical Equipment — 0.8%
Atkore Inc.(a)	6,689	555,254
Encore Wire Corp.(b)	5,772	599,826
		1,155,080
Electronic Equipment, Instruments & Components — 2.5%
Benchmark Electronics Inc.	26,297	593,260
Knowles Corp.(a)	30,584	530,021
Methode Electronics Inc.	15,225	563,934
Sanmina Corp.(a)	16,291	663,532
TTM Technologies Inc.(a)	44,431	555,388
Vishay Intertechnology Inc.	33,595	598,663
		3,504,798
Energy Equipment & Services — 0.6%
Bristow Group Inc.(a)(b)	17,758	415,537
ProPetro Holding Corp.(a)	47,270	472,700
		888,237
Equity Real Estate Investment Trusts (REITs) — 2.6%
Acadia Realty Trust	29,841	466,116
Broadstone Net Lease Inc.	30,233	620,079
Chatham Lodging Trust(a)	47,749	498,977
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
City Office REIT Inc.	37,286	$482,854
CTO Realty Growth Inc.	9,929	606,860
PotlatchDeltic Corp.	12,487	551,801
SITE Centers Corp.	39,405	530,785
		3,757,472
Food & Staples Retailing — 0.8%
SpartanNash Co.	19,960	602,193
Sprouts Farmers Market Inc.(a)	20,590	521,339
		1,123,532
Food Products — 1.0%
Hostess Brands Inc.(a)	30,012	636,555
Sanderson Farms Inc.	3,512	756,941
		1,393,496
Health Care Technology — 0.4%
Computer Programs & Systems Inc.(a)	19,114	611,075

Hotels, Restaurants & Leisure — 0.6%
Bloomin' Brands Inc.	30,012	498,799
Brinker International Inc.(a)(b)	17,255	380,128
		878,927
Household Durables — 3.1%
Century Communities Inc.	12,292	552,771
Ethan Allen Interiors Inc.	25,258	510,464
GoPro Inc., Class A(a)	77,194	426,883
KB Home	20,336	578,763
M/I Homes Inc.(a)	14,847	588,832
Meritage Homes Corp.(a)	8,311	602,548
Taylor Morrison Home Corp.(a)	24,190	565,078
Tri Pointe Homes Inc.(a)	32,792	553,201
		4,378,540
Household Products — 0.5%
Central Garden & Pet Co., Class A, NVS(a)	16,147	646,042

Insurance — 3.6%
Argo Group International Holdings Ltd.	15,951	587,954
CNO Financial Group Inc.	26,244	474,754
Employers Holdings Inc.	9,271	388,362
Horace Mann Educators Corp.	15,299	587,176
ProAssurance Corp.	23,808	562,583
Safety Insurance Group Inc.	7,058	685,332
Selective Insurance Group Inc.	7,369	640,661
Stewart Information Services Corp.	10,559	525,310
United Fire Group Inc.	21,192	725,402
		5,177,534
Interactive Media & Services — 0.4%
Ziff Davis Inc.(a)	6,804	507,102

Leisure Products — 0.8%
MasterCraft Boat Holdings Inc.(a)	26,756	563,214
Vista Outdoor Inc.(a)	18,450	514,755
		1,077,969
Machinery — 1.7%
Hillenbrand Inc.	14,908	610,632
Meritor Inc.(a)	18,512	672,541
Mueller Industries Inc.	12,156	647,793
Terex Corp.	18,465	505,387
		2,436,353
Marine — 1.4%
Eagle Bulk Shipping Inc.	9,668	501,576

Schedule of Investments (unaudited) (continued)	iShares® US Small Cap Value Factor ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Marine (continued)
Genco Shipping & Trading Ltd.	27,877	$538,583
Matson Inc.	5,459	397,852
Safe Bulkers Inc.	138,333	528,432
		1,966,443
Metals & Mining — 1.4%
Commercial Metals Co.	15,821	523,675
Schnitzer Steel Industries Inc., Class A	12,677	416,312
TimkenSteel Corp.(a)(b)	30,094	563,059
Warrior Met Coal Inc.	17,744	543,144
		2,046,190
Multi-Utilities — 0.5%
Unitil Corp.	13,200	775,104

Oil, Gas & Consumable Fuels — 4.6%
Berry Corp.	63,805	486,194
CNX Resources Corp.(a)	31,779	523,082
CVR Energy Inc.	25,782	863,697
DHT Holdings Inc.(b)	113,528	695,927
Dorian LPG Ltd.	45,443	690,734
Matador Resources Co.	12,429	579,067
Murphy Oil Corp.	16,303	492,188
Oasis Petroleum Inc.	4,501	547,547
Sitio Royalties Corp., NVS	24,424	566,148
Whiting Petroleum Corp.	8,078	549,546
World Fuel Services Corp.	24,352	498,242
		6,492,372
Paper & Forest Products — 0.8%
Clearwater Paper Corp.(a)	23,491	790,002
Glatfelter Corp.	53,188	365,934
		1,155,936
Pharmaceuticals — 0.4%
Innoviva Inc.(a)	34,029	502,268
Professional Services — 0.5%
CRA International Inc.	7,815	698,036

Real Estate Management & Development — 0.6%
Anywhere Real Estate Inc.(a)	41,994	412,801
Newmark Group Inc., Class A	41,361	399,961
		812,762
Road & Rail — 1.9%
Covenant Logistics Group Inc., Class A	30,584	767,353
Heartland Express Inc.	46,799	650,974
Marten Transport Ltd.	37,076	623,618
Werner Enterprises Inc.	16,060	618,952
		2,660,897
Semiconductors & Semiconductor Equipment — 2.0%
Alpha & Omega Semiconductor Ltd.(a)	12,049	401,713
Amkor Technology Inc.	30,316	513,856
Cohu Inc.(a)	22,245	617,299
Kulicke & Soffa Industries Inc.	11,754	503,189
Photronics Inc.(a)	38,802	755,863
		2,791,920
Software — 0.4%
Xperi Holding Corp.	38,018	548,600

Specialty Retail — 5.6%
Arko Corp.	72,359	590,450
Caleres Inc.	34,064	893,839
Conn's Inc.(a)	42,730	342,695
Security	Shares	Value

Specialty Retail (continued)
Container Store Group Inc. (The)(a)	80,595	502,107
Genesco Inc.(a)	10,352	516,668
Group 1 Automotive Inc.	3,923	666,125
Haverty Furniture Companies Inc.	24,014	556,645
LL Flooring Holdings Inc.(a)	46,966	440,071
MarineMax Inc.(a)	16,355	590,743
ODP Corp. (The)(a)	14,368	434,488
Shoe Carnival Inc.	22,581	487,975
Signet Jewelers Ltd.	9,057	484,187
TravelCenters of America Inc.(a)	15,327	528,322
Urban Outfitters Inc.(a)	26,223	489,321
Zumiez Inc.(a)	17,233	448,058
		7,971,694
Textiles, Apparel & Luxury Goods — 0.8%
G-III Apparel Group Ltd.(a)	24,343	492,459
Oxford Industries Inc.	7,276	645,672
		1,138,131
Thrifts & Mortgage Finance — 3.5%
Capitol Federal Financial Inc.	58,820	539,968
Kearny Financial Corp./MD	51,123	567,977
NMI Holdings Inc., Class A(a)	31,933	531,684
Northfield Bancorp. Inc.	45,854	597,478
Provident Financial Services Inc.	27,349	608,789
Radian Group Inc.	29,647	582,564
TrustCo Bank Corp. NY	13,110	404,312
Waterstone Financial Inc.	34,047	580,501
WSFS Financial Corp.	13,727	550,315
		4,963,588
Trading Companies & Distributors — 2.4%
Boise Cascade Co.	9,478	563,846
DXP Enterprises Inc./TX(a)	24,307	744,523
Herc Holdings Inc.	3,941	355,281
MRC Global Inc.(a)	55,287	550,659
Rush Enterprises Inc., Class A	12,934	623,419
Titan Machinery Inc.(a)	23,300	522,153
		3,359,881

Total Long-Term Investments — 96.1%
(Cost: $150,895,362)		136,426,622

Short-Term Securities

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	3,656,885	3,656,519
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	5,530,000	5,530,000

Total Short-Term Securities — 6.5%
(Cost: $9,186,767)		9,186,519

Total Investments in Securities — 102.6%
(Cost: $160,082,129)		145,613,141

Liabilities in Excess of Other Assets — (2.6)%		(3,635,430)

Net Assets — 100.0%		$141,977,711

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® US Small Cap Value Factor ETF
June 30, 2022

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,779,361	$—	$(123,265	)(a)	$915	$(492)	$3,656,519	3,656,885	$1,476	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,160,000	—	(630,000	)(a)	—	—	5,530,000	5,530,000	10,182		—
					$915	$(492)	$9,186,519		$11,658		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	2	09/16/22	$194	$(2,417)
Russell 2000 E-Mini Index	3	09/16/22	256	(14,177)
				$(16,594)

Schedule of Investments (unaudited) (continued)	iShares® US Small Cap Value Factor ETF
June 30, 2022

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$1,442,514	$53,142	(c)	$1,466,537	1.0%
	Monthly	HSBC Bank PLC(d)	02/10/23	1,227,575	(1,379	)(e)	1,210,216	0.9
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	2,575,670	(61,819	)(g)	2,419,306	1.8
					$(10,056)		$5,096,059

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $29,119 of net dividends and financing fees.

(e)	Amount includes $15,980 of net dividends, payable for referenced securities purchased and financing fees.

(g)	Amount includes $94,545 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® US Small Cap Value Factor ETF
June 30, 2022

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination February 27, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Banks
BankUnited Inc.	611	$21,733	1.5%
Berkshire Hills Bancorp. Inc.	22,399	554,823	37.8
Cadence Bank	1,519	35,666	2.4
City Holding Co.	356	28,437	1.9
CVB Financial Corp.	38	943	0.1
First Financial Bancorp	803	15,578	1.1
HomeStreet Inc.	112	3,883	0.3
Northwest Bancshares Inc.	47,731	610,957	41.7
OFG Bancorp	443	11,252	0.8
Pacific Premier Bancorp. Inc.	469	13,714	0.9
Renasant Corp.	553	15,932	1.1
S&T Bancorp. Inc.	399	10,945	0.7
Trustmark Corp.	609	17,777	1.2
United Community Banks Inc./GA	192	5,796	0.4
		1,347,436
Insurance
Employers Holdings Inc.	1,518	63,589	4.3
Horace Mann Educators Corp.	160	6,141	0.4
ProAssurance Corp.	439	10,374	0.7
Stewart Information Services Corp.	110	5,473	0.4
		85,577
Thrifts & Mortgage Finance
Provident Financial Services Inc.	791	17,608	1.2
WSFS Financial Corp.	397	15,916	1.1
		33,524
Total Reference Entity — Long		1,466,537
Net Value of Reference Entity — Goldman Sachs Bank USA		$1,466,537

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination February 10, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Banks
Allegiance Bancshares Inc.	414	$15,633	1.3%
Ameris Bancorp	422	16,956	1.4
BankUnited Inc.	460	16,362	1.4
Banner Corp.	316	17,762	1.5
Berkshire Hills Bancorp. Inc.	330	8,174	0.7
Brookline Bancorp. Inc.	1,169	15,559	1.3
Cadence Bank	2,826	66,354	5.5
Central Pacific Financial Corp.	663	14,221	1.2
City Holding Co.	1,092	87,229	7.2
Columbia Banking System Inc.	573	16,416	1.4
Customers Bancorp. Inc.(a)	355	12,035	1.0
CVB Financial Corp.	683	16,945	1.4
Eagle Bancorp. Inc.	324	15,361	1.3
	Shares	Value	% of Basket Value

Banks (continued)
First BanCorp./Puerto Rico	1,410	$18,203	1.5
First Bancorp./Southern Pines NC	673	23,488	1.9
First Commonwealth Financial Corp.	1,851	24,840	2.1
Hanmi Financial Corp.	752	16,875	1.4
Heritage Financial Corp./WA	739	18,593	1.5
HomeStreet Inc.	593	20,559	1.7
Hope Bancorp Inc.	1,150	15,916	1.3
Meta Financial Group Inc.	337	13,032	1.1
National Bank Holdings Corp.	459	17,566	1.4
NBT Bancorp. Inc.	4,620	173,666	14.3
Northwest Bancshares Inc.	1,008	12,902	1.1
OFG Bancorp.	251	6,375	0.5
Republic First Bancorp. Inc.(a)	5,459	20,799	1.7
S&T Bancorp. Inc.	226	6,199	0.5
Seacoast Banking Corp. of Florida	338	11,168	0.9
Simmons First National Corp.	1,417	30,125	2.5
Southside Bancshares Inc.	688	25,745	2.1
Trustmark Corp.	1,212	35,378	2.9
United Community Banks Inc./GA	339	10,234	0.8
		820,670
Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	545	8,513	0.7

Insurance
Employers Holdings Inc.	2,122	88,891	7.4
Horace Mann Educators Corp.	282	10,823	0.9
ProAssurance Corp.	249	5,884	0.5
Safety Insurance Group Inc.	190	18,449	1.5
Stewart Information Services Corp.	195	9,701	0.8
		133,748
Thrifts & Mortgage Finance
Capitol Federal Financial Inc.	1,701	15,615	1.3
TrustCo Bank Corp. NY	7,512	231,670	19.1
		247,285
Total Reference Entity — Long.		1,210,216
Net Value of Reference Entity — HSBC Bank PLC		$1,210,216

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination February 8, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Banks
City Holding Co.	1,957	$156,325	6.5%
First Bancorp./Southern Pines NC	15,091	526,676	21.8
First Commonwealth Financial Corp.	41,583	558,044	23.1
HomeStreet Inc.	80	2,774	0.1
Pacific Premier Bancorp. Inc.	27	789	0.0
Republic First Bancorp. Inc.(a)	122,151	465,395	19.2
Southside Bancshares Inc.	15,439	577,727	23.9

		2,287,730

Schedule of Investments (unaudited) (continued)	iShares® US Small Cap Value Factor ETF
June 30, 2022

	Shares	Value	% of Basket Value
Insurance
Employers Holdings Inc.	3,141	131,576	5.4

Total Reference Entity — Long		2,419,306

Net Value of Reference Entity — JPMorgan Chase Bank NA		$2,419,306

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$136,426,622	$—	$—	$136,426,622
Money Market Funds	9,186,519	—	—	9,186,519
	$145,613,141	$—	$—	$145,613,141
Derivative financial instruments(a)
Assets
Swaps	$—	$53,142	$—	$53,142
Liabilities
Futures Contracts	(16,594)	—	—	(16,594)
Swaps	—	(63,198)	—	(63,198)
	$(16,594)	$(10,056)	$—	$(26,650)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust